SEGMENT REPORTING - Additional Information (Details) - ARS ($)		12 Months Ended
	Jan. 01, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Annual sales		$ 110,562,623,000	$ 108,234,185,000	$ 122,460,154,000
Small companies, individuals and companies | Maximum
Disclosure of operating segments [line items]
Annual sales	$ 3,000,000
Small and Medium Size Companies | Minimum
Disclosure of operating segments [line items]
Annual sales	3,000,000
Small and Medium Size Companies | Maximum
Disclosure of operating segments [line items]
Annual sales	5,000,000
Megras | Minimum
Disclosure of operating segments [line items]
Annual sales	5,000,000
Megras | Maximum
Disclosure of operating segments [line items]
Annual sales	7,000,000
Grandes companies
Disclosure of operating segments [line items]
Annual sales	$ 7,000,000